Inventories (Tables)	3 Months Ended
Mar. 31, 2020
Inventories
Inventories by category

	3/31/2020	12/31/2019
	(€ in thousands)
Raw materials and merchandise	4,364	4,109
Work in progress	8,778	8,350
Total	13,142	12,459